Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, net
Weighted average amortization period (in years)	5 years 9 months 18 days	5 years 7 months 6 days
Gross carrying amount	¥ 65,840	¥ 53,520
Accumulated amortization	(43,969)	(37,589)
Net carrying amount	¥ 21,871	¥ 15,931
Software
Intangible assets, net
Weighted average amortization period (in years)	5 years 1 month 6 days	4 years 8 months 12 days
Gross carrying amount	¥ 57,047	¥ 44,685
Accumulated amortization	(38,847)	(32,981)
Net carrying amount	¥ 18,200	¥ 11,704
Customer relationship
Intangible assets, net
Weighted average amortization period (in years)	10 years	10 years
Gross carrying amount	¥ 7,735	¥ 7,735
Accumulated amortization	(4,911)	(4,137)
Net carrying amount	¥ 2,824	¥ 3,598
Trademarks
Intangible assets, net
Weighted average amortization period (in years)	10 years	10 years
Gross carrying amount	¥ 576	¥ 743
Accumulated amortization	(123)	(398)
Net carrying amount	¥ 453	¥ 345
Patent right
Intangible assets, net
Weighted average amortization period (in years)	10 years	10 years
Gross carrying amount	¥ 482	¥ 357
Accumulated amortization	(88)	(73)
Net carrying amount	¥ 394	¥ 284